Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Goodwill [Line Items]
Beginning balance	$ 79,516	$ 29,459
Acquisition for the year		52,478
Exchange difference	(3,170)	(2,421)
Ending balance	76,346	79,516
Accumulated impairment loss	(1,517)	0
Goodwill, net	74,829	79,516
Professional Education Services
Goodwill [Line Items]
Beginning balance	56,214	5,408
Acquisition for the year		52,478
Exchange difference	(2,198)	(1,672)
Ending balance	54,016	56,214
Accumulated impairment loss	0	0
Goodwill, net	54,016	56,214
Business Startup Training Service
Goodwill [Line Items]
Goodwill, net	1,517	0	$ 0
Beijing Haidian District Champion Training School (''Beijing Training School'') | Zhengbao Yucai and subsidiaries | Business Startup Training Service
Goodwill [Line Items]
Beginning balance	1,642	1,692
Exchange difference	(125)	(50)
Ending balance	1,517	1,642
Accumulated impairment loss	(1,517)	0
Goodwill, net		1,642
Nanjing Champion Vocational Training School (''Nanjing Training School'') | Xiamen NetinNet and subsidiaries | Sale of Learning Simulation Software
Goodwill [Line Items]
Beginning balance	21,660	22,359
Exchange difference	(847)	(699)
Ending balance	20,813	21,660
Accumulated impairment loss	0	0
Goodwill, net	$ 20,813	$ 21,660